SCHEDULE OF AUTHORIZED STOCK (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Oct. 28, 2024	Dec. 31, 2023	Dec. 01, 2023	Dec. 31, 2022
Revolving Loan And Promissory Note- Related Party
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000	80,000,000
Common stock, shares outstanding	7,435,756	1,843,852		1,121,738
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000		1,000,000
Preferred stock, shares outstanding
Preferred stock, par value		$ 0.0001			$ 0.0001